SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended			15 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Asset management fee	$ 553,648
Custody service income			4,108
Exchange revenue	55,938	23,103
Services agreement with a shareholder	32,805	148,201	151,288
Interest charged on shareholder loans		(277,959)	(1,333,480)
Interest charged on notes payable		(17,855)	(57,064)
Interest charged on convertible bond		(44,493)			$ (509,230)
Investment into BPAM	2,000,000
Subscription to convertible bond		1,530,000
Shares subscribed by employees for cash		120,185
Exchange promotion rewards		(108,302)
Shares issued to an existing shareholder			$ (155,030)